Warrant Liabilities - Summary of outstanding warrants (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 01, 2020	May 29, 2020	Oct. 22, 2015
Class of Warrant or Right [Line Items]
Outstanding warrants (in shares)	22,510,038		22,510,038
Class of Warrant or Right [Roll Forward]
Beginning balance	$ 15,389	$ 18	$ 18
Fair value adjustments	(9,493)	0	3,767	$ 0
Ending balance	$ 5,897		$ 15,389	$ 18
5-Year Private Warrants
Class of Warrant or Right [Line Items]
Outstanding warrants (in shares)	9,888,415		9,888,415	0		7,740,000
Class of Warrant or Right [Roll Forward]
Beginning balance	$ 15,326	0	$ 0
Fair value adjustments	(9,459)		3,722
Ending balance	$ 5,867		$ 15,326	$ 0
Seller Warrants
Class of Warrant or Right [Line Items]
Outstanding warrants (in shares)	12,621,623		12,621,623	12,621,623	12,700,000	12,700,000	12,721,623
Class of Warrant or Right [Roll Forward]
Beginning balance	$ 63	$ 18	$ 18
Fair value adjustments	(34)		45
Ending balance	$ 28		$ 63	$ 18